Basis of Presentation and General Information (Details)	Dec. 31, 2014	Dec. 31, 2013
Chief Executive Officer
Ownership percentage by CEO	12.50%
Paragon Shipping Inc
Ownership percentage by Paragon Shipping	11.00%	13.60%